Significant Accounting Policies and Recent Accounting Pronouncements (Predecessor) (Tables)	12 Months Ended
Dec. 31, 2024
Robin Energy Ltd. Predecessor [Member]
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Activity in Net Parent Investment
The activity in net parent investment which is presented in the accompanying combined carve-out statements of cash flows and changes in net parent investment is as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024
Return of capital to the Parent company	—	(13,247,020)	—
Dividend to the Parent company	(1,000,000)	(2,456,302)	(8,345,000)
General and administrative expenses allocation	373,013	807,607	1,522,516
Net parent investment	$(626,987)	$(14,895,715)	$(6,822,484)